Financial results (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income statement [Abstract]
Disclosure of detailed information about income statement [Text Block]
The financial results composition is detailed as follows:

	For the years ended as of December 31,
Financial results	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Finance income	15,794,456	5,050,952	5,680,068
Finance costs	(23,560,662)	(24,166,313)	(20,307,238)
Foreign currency exchange differences	3,299,657	(2,563,019)	456,995
Result as per adjustment units	742,041	(110,539)	(2,246,846)